Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Cash equivalents original maturity period	Three months or less
Inventories valued using the last-in, first-out	48.00%	43.00%